                                       UAM FUNDS

                                       Annual Report



    ------------------------
     C & B Equity Portfolio
--------------------------------------------------------------------------------
                                       October 31, 1998










                                       UAM

UAM FUNDS                                        C & B EQUITY PORTFOLIO
                                                 OCTOBER 31, 1998
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Performance Comparison......................................................   2
Portfolio of Investments....................................................   3
Statement of Assets and Liabilities.........................................   6
Statement of Operations.....................................................   7
Statement of Changes in Net Assets..........................................   8
Financial Highlights........................................................   9
Notes to Financial Statements...............................................  10
Report of Independent Accountants...........................................  15
--------------------------------------------------------------------------------

UAM FUNDS                                                C & B EQUITY PORTFOLIO
-------------------------------------------------------------------------------

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the Cooke & Bieler Equity Portfolio for the twelve month period ended October 31, 1998.

The S&P 500 was on a roller coaster ride over this past year. At the end of this one year period, the S&P 500 advanced another 22.01%. This very generous advanced seemed all but impossible just a few weeks earlier when the market was essentially unchanged for the year. This type of volatility is disturbing to a manager who approaches investing with a 5 to 10 year time frame. The Cooke & Bieler Equity Portfolio appreciated 6.56% over this comparable period.

In addition to the volatile markets, we continue to see a growing bifurcation within the S&P 500. That is to say, the stock prices for the top 50 companies within this benchmark are doing very well but the valuations to us look unattractive, and the stock prices for the bottom 450 companies, whose performance has been quite poor relative to the top 50 offer some selected opportunities. Needless to say, we are finding better long term values outside of the jumbo, top 50 companies of the S&P 500.

Our relative results have been a mirror image of this divergent trend because we have maintained very limited exposure to the largest stocks in the S&P 500. Though the wisdom of this position was not apparent in this past year, we believe that solid valuation support is an important differentiating factor in an expended flat or down market. We firmly believe that this Portfolio of attractively valued, high quality companies will perform well during any market correction and yet participate fully in any further market advance.

While the market remains volatile and full of crosscurrents, we are encouraged by some recent shifts in the tone of the market and continue to believe that adherence to our disciplines that underpin our long-standing "high quality, low risk" investment philosophy will prove to be rewarding.

                                     Sincerely,


                                     /s/ Peter A. Thompson

                                     Peter A. Thompson

The investment results presented in the Adviser's letter represents past performance and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

------------------------------------
  AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDED OCTOBER 31, 1998
------------------------------------
1 YEAR     5 YEAR    SINCE 5/15/90*
------------------------------------
  6.56%    16.76%        14.58%
------------------------------------

                       [PERFORMANCE CHART APPEARS HERE]


          Date             C & B Equity Portfolio+        S & P 500 Index+
          ----             -----------------------        ----------------
        5/15/90*                  10,000                      10,000
        10/31/90                   9,738                       9,200
        10/31/91                  12,708                      11,000
        10/31/92                  14,070                      12,000
        10/31/93                  14,599                      14,383
        10/31/94                  15,280                      14,938
        10/31/95                  18,684                      18,883
        10/31/96                  22,793                      23,430
        10/31/97                  29,729                      30,951
        10/31/98                  31,679                      37,763


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.

 * Commencement of Operations
 + The comparative index is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. The fees, if reflected, would reduce the performance quoted. The Portfolio's performance assumes the reinvestment of all dividends and distributions. The comparative index has been adjusted to reflect reinvestment of dividends on securities in the index.
++ For comparative purposes, the value of the S&P 500 Index on 4/30/90 is used as the beginning value on 5/15/90.

                      DEFINITION OF THE COMPARATIVE INDEX

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Comparisons of performance assume reinvestment of dividends.

Please note that one cannot invest in an unmanaged index.

UAM FUNDS                                        C & B EQUITY PORTFOLIO
                                                 OCTOBER 31, 1998
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 88.3%

                                                            SHARES    VALUE+
                                                            ------- -----------
AEROSPACE & DEFENSE - 4.4%
 Boeing Co................................................. 102,000 $ 3,825,000
 Raytheon Co., Class B.....................................  56,000   3,251,500
                                                                    -----------
                                                                      7,076,500
                                                                    -----------
AUTOMOTIVE - 8.5%
 Dana Corp................................................. 114,000   4,766,625
 Eaton Corp................................................  61,200   4,142,475
 Genuine Parts Co..........................................  43,000   1,354,500
 Snap-on, Inc..............................................  94,400   3,345,300
                                                                    -----------
                                                                     13,608,900
                                                                    -----------
BEVERAGES, FOOD & TOBACCO - 10.5%
 Anheuser-Busch Cos., Inc..................................  90,000   5,349,375
 McDonald's Corp...........................................  41,965   2,806,409
 Ralston-Ralston Purina Group..............................  10,000     333,750
 UST, Inc.................................................. 130,000   4,420,000
 Whitman Corp.............................................. 178,000   3,815,875
                                                                    -----------
                                                                     16,725,409
                                                                    -----------
CAPITAL EQUIPMENT - 2.9%
 Dover Corp................................................ 143,220   4,547,235
                                                                    -----------
CHEMICALS - 4.7%
 Eastman Chemical Co.......................................  42,000   2,467,500
 Hercules, Inc.............................................  54,000   1,798,875
 Nalco Chemical Co......................................... 106,200   3,285,563
                                                                    -----------
                                                                      7,551,938
                                                                    -----------
CONSTRUCTION - 3.3%
 Sherwin-Williams Co....................................... 209,000   5,264,187
                                                                    -----------
CONSUMER DURABLES - 5.2%
 Corning, Inc.............................................. 111,000   4,030,688
 Rubbermaid, Inc........................................... 126,800   4,208,175
                                                                    -----------
                                                                      8,238,863
                                                                    -----------
CONSUMER NON-DURABLES - 6.5%
 Hasbro, Inc............................................... 149,000   5,224,312
 NIKE, Inc., Class B....................................... 119,000   5,198,813
                                                                    -----------
                                                                     10,423,125
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        C & B EQUITY PORTFOLIO
                                                 OCTOBER 31, 1998
--------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
ELECTRONICS - 6.4%
 Grainger (W.W.), Inc....................................... 112,100 $ 5,163,606
 Molex Inc., Class A........................................  70,000   2,288,125
 Motorola, Inc..............................................  52,000   2,704,000
                                                                     -----------
                                                                      10,155,731
                                                                     -----------
ENERGY - 8.6%
 Enron Corp.................................................  90,000   4,747,500
 Exxon Corp.................................................  45,800   3,263,250
 Royal Dutch Petroleum Co. (NY Shares)...................... 114,000   5,614,500
                                                                     -----------
                                                                      13,625,250
                                                                     -----------
FINANCIAL SERVICES - 9.2%
 EXEL Ltd...................................................   7,092     542,095
 Marsh & McLennan Cos., Inc................................. 115,000   6,382,500
 MBIA, Inc..................................................  75,000   4,584,375
 State Street Corp..........................................  50,000   3,118,750
                                                                     -----------
                                                                      14,627,720
                                                                     -----------
MULTI-INDUSTRY - 3.3%
 National Service Industries, Inc...........................  78,500   2,816,187
 Raychem Corp...............................................  80,490   2,459,976
                                                                     -----------
                                                                       5,276,163
                                                                     -----------
OFFICE EQUIPMENT - 4.2%
 International Business Machines Corp.......................  10,000   1,484,375
 Pitney Bowes, Inc..........................................  55,540   3,058,171
 Xerox Corp.................................................  21,800   2,111,875
                                                                     -----------
                                                                       6,654,421
                                                                     -----------
PAPER & PACKAGING - 0.6%
 Sonoco Products Co.........................................  32,739     928,969
                                                                     -----------
PHARMACEUTICALS - 3.5%
 Bristol-Myers Squibb Co....................................  21,860   2,416,896
 Merck & Co., Inc...........................................  23,945   3,238,561
                                                                     -----------
                                                                       5,655,457
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        C & B EQUITY PORTFOLIO
                                                 OCTOBER 31, 1998
-------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
SERVICES - 5.4%
 Service Corp. International.............................. 163,000 $  5,806,875
 Sysco Corp............................................... 105,000    2,828,438
                                                                   ------------
                                                                      8,635,313
                                                                   ------------
UTILITIES - 1.1%
 NICOR, Inc...............................................  40,000    1,695,000
                                                                   ------------
 TOTAL COMMON STOCKS (Cost $118,742,369)..........................  140,690,181
                                                                   ------------

SHORT-TERM INVESTMENT - 10.5%

                                                         FACE
                                                        AMOUNT
                                                      -----------
REPURCHASE AGREEMENT - 10.5%
 Chase Securities, Inc. 4.90%, dated 10/30/98, due
  11/2/98, to be repurchased at $16,736,831
  collateralized by $16,099,703 of various U.S.
  Treasury Notes, 5.375%-6.875% due from 5/31/99-
  2/15/04, valued at $16,730,224 (Cost $16,730,000).. $16,730,000   16,730,000
                                                                  ------------
 TOTAL INVESTMENTS - 98.8% (Cost $135,472,369) (a)...............  157,420,181
                                                                  ------------
 OTHER ASSETS AND LIABILITIES (NET) - 1.2%.......................    1,836,184
                                                                  ------------
 NET ASSETS - 100%............................................... $159,256,365
                                                                  ============

   + See Note A to Financial Statements.
 (a) The cost for federal income tax purposes was $135,637,584. At October 31, 1998, net unrealized appreciation for all securities was $21,782,597. This consisted of aggregate gross unrealized appreciation for all securities of $26,945,353 and aggregate gross unrealized depreciation for all securities of $5,162,756.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        C & B EQUITY PORTFOLIO
                                                 OCTOBER 31, 1998
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS
Investments, at Cost............................................. $135,472,369
                                                                  ============
Investments, at Value (Including Repurchase Agreement of
 $16,730,000).................................................... $157,420,181
Cash.............................................................          665
Receivable for Investments Sold..................................    1,183,992
Receivable for Portfolio Shares Sold.............................      993,534
Dividends Receivable.............................................       94,633
Interest Receivable..............................................        4,554
Other Assets.....................................................        3,117
                                                                  ------------
 Total Assets....................................................  159,700,676
                                                                  ------------
LIABILITIES
Payable for Investments Purchased................................      304,108
Payable for Investment Advisory Fees--Note B.....................       77,446
Payable for Administrative Fees--Note C..........................       23,848
Payable for Custodian Fees--Note D...............................        3,805
Payable for Directors' Fees--Note F..............................          923
Other Liabilities................................................       34,181
                                                                  ------------
 Total Liabilities...............................................      444,311
                                                                  ------------
NET ASSETS....................................................... $159,256,365
                                                                  ============
NET ASSETS CONSIST OF:
Paid in Capital.................................................. $115,868,606
Undistributed Net Investment Income..............................      134,591
Accumulated Net Realized Gain....................................   21,305,356
Unrealized Appreciation..........................................   21,947,812
                                                                  ------------
NET ASSETS....................................................... $159,256,365
                                                                  ============
INSTITUTIONAL CLASS SHARES
Shares Issued and Outstanding ($0.001 par value) (Authorized
 25,000,000).....................................................   11,728,297
Net Asset Value, Offering and Redemption Price Per Share.........       $13.58
                                                                  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        C & B EQUITY PORTFOLIO
                                                 FOR THE YEAR ENDED
                                                 OCTOBER 31, 1998
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends........................................................ $  2,732,060
Interest.........................................................      501,810
                                                                  ------------
 Total Income....................................................    3,233,870
                                                                  ------------
EXPENSES
Investment Advisory Fees--Note B.................................      966,726
Administrative Fees--Note C......................................      211,919
Registration and Filing Fees.....................................       23,653
Audit Fees.......................................................       15,616
Custodian Fees--Note D...........................................       14,263
Printing fees....................................................       10,140
Legal Fees.......................................................       10,055
Shareholder Servicing Fees.......................................        9,109
Directors' Fees--Note F..........................................        3,532
Other Expenses...................................................       19,662
                                                                  ------------
 Net Expenses Before Expense Offset..............................    1,284,675
Expense Offset--Note A...........................................       (1,563)
                                                                  ------------
Net Expense After Expense Offset.................................    1,283,112
                                                                  ------------
NET INVESTMENT INCOME............................................    1,950,758
                                                                  ------------
NET REALIZED GAIN ON INVESTMENTS.................................   21,521,295
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON
 INVESTMENTS.....................................................  (12,885,533)
                                                                  ------------
NET GAIN ON INVESTMENTS..........................................    8,635,762
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $ 10,586,520
                                                                  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                      YEAR ENDED    YEAR ENDED
                                                     OCTOBER 31,   OCTOBER 31,
                                                         1998          1997
                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
 Net Investment Income.............................  $  1,950,758  $  2,080,728
 Net Realized Gain.................................    21,521,295    35,177,992
 Net Change in Unrealized
  Appreciation/Depreciation........................   (12,885,533)      242,155
                                                     ------------  ------------
 Net Increase in Net Assets Resulting from
  Operations.......................................    10,586,520    37,500,875
                                                     ------------  ------------
DISTRIBUTIONS:
 Net Investment Income.............................    (2,018,133)   (2,213,453)
 Net Realized Gain.................................   (34,953,376)  (39,513,464)
                                                     ------------  ------------
 Total Distributions...............................   (36,971,509)  (41,726,917)
                                                     ------------  ------------
CAPITAL SHARE TRANSACTIONS:(1)
 Issued............................................    24,284,406    25,737,881
 In Lieu of Cash Distributions.....................    36,078,583    35,929,474
 Redeemed..........................................   (24,569,953)  (76,637,337)
                                                     ------------  ------------
 Net Increase (Decrease) from Capital Share
  Transactions.....................................    35,793,036   (14,969,982)
                                                     ------------  ------------
 Total Increase (Decrease).........................     9,408,047   (19,196,024)
NET ASSETS:
 Beginning of Period...............................   149,848,318   169,044,342
                                                     ------------  ------------
 End of Period (including undistributed net
  investment income of $134,591 and $217,315,
  respectively)....................................  $159,256,365  $149,848,318
                                                     ============  ============
(1) Shares Issued and Redeemed:
 Issued............................................     1,837,873     1,709,189
 In Lieu of Cash Distributions.....................     2,730,343     2,681,613
 Redeemed..........................................    (1,809,271)   (4,870,660)
                                                     ------------  ------------
                                                        2,758,945      (479,858)
                                                     ============  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    YEAR ENDED OCTOBER 31,
                         ----------------------------------------------------
                           1998       1997       1996       1995       1994
                         --------   --------   --------   --------   --------
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $  16.71   $  17.89   $  15.68   $  13.13   $  13.06
                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net Investment Income..     0.18       0.25       0.36       0.34       0.31
 Net Realized and
  Unrealized Gain.......     0.76       3.82       2.94       2.55       0.28
                         --------   --------   --------   --------   --------
 Total From Investment
  Operations............     0.94       4.07       3.30       2.89       0.59
                         --------   --------   --------   --------   --------
DISTRIBUTIONS:
 Net Investment Income..    (0.19)     (0.26)     (0.35)     (0.34)     (0.30)
 Net Realized Gain......    (3.88)     (4.99)     (0.74)       --       (0.18)
 In Excess of Net
  Realized Gain.........      --         --         --         --       (0.04)
                         --------   --------   --------   --------   --------
 Total Distributions....    (4.07)     (5.25)     (1.09)     (0.34)     (0.52)
                         --------   --------   --------   --------   --------
NET ASSET VALUE, END OF
 PERIOD................. $  13.58   $  16.71   $  17.89   $  15.68   $  13.13
                         ========   ========   ========   ========   ========
TOTAL RETURN............     6.56 %    30.43 %    21.99 %    22.28 %     4.67 %
                         ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of
 Period (Thousands)..... $159,256   $149,848   $169,044   $245,813   $208,937
Ratio of Expenses to
 Average Net Assets.....     0.83 %     0.83 %     0.81 %     0.79 %     0.82 %
Ratio of Net Investment
 Income to Average Net
 Assets.................     1.26 %     1.47 %     1.92 %     2.35 %     2.39 %
Portfolio Turnover
 Rate...................       43 %       55 %       29 %       42 %       46 %
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets................     0.83 %     0.83 %     0.80 %     0.78 %      N/A

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                C & B EQUITY PORTFOLIO
-------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS
  UAM Funds, Inc. and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 1998, the UAM Funds were comprised of forty-six active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal by investing in common stocks which have a consistency and predictability in their earnings growth.

  A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. SECURITY VALUATION: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to

UAM FUNDS                                                C & B EQUITY PORTFOLIO
-------------------------------------------------------------------------------

  repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

    4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and in-kind transactions.

    Permanent book and tax basis differences resulted in reclassifications of $(15,349) to undistributed net investment income, $(175,097) to accumulated net realized gain and $190,446 to paid in capital.

    Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

  B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory

UAM FUNDS                                                C & B EQUITY PORTFOLIO
-------------------------------------------------------------------------------

services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

  C. ADMINISTRATIVE SERVICES: UAM Funds Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into a Mutual Funds Service Agreement (the "Mutual Funds Service Agreement") with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including, but not limited to, administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services.

  Pursuant to the Agreement, the Portfolio pays the Administrator a two part monthly fee:
  --a Portfolio-specific monthly fee of 0.04% per annum of the average daily net assets of the Portfolio which is retained by the Administrator.
  --a sub-administration fee (the "Sub-Administration Fee") which the Administrator in turn pays to CGFSC on a monthly basis, calculated as 0.19% of the first $200 million of the combined aggregate net assets of the UAM Funds; plus 0.11% of the next $800 million of the combined aggregate net assets of the UAM Funds; plus 0.07% of the next $2 billion of the combined aggregate net assets of the UAM Funds; plus 0.05% of the combined aggregate net assets of the UAM Funds in excess of $3 billion. The Sub-Administration Fee is allocated among the portfolios of the UAM Funds on the basis of their relative net assets and is subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000 over the same period.

  Effective October 23, 1998, the Mutual Funds Service Agreement with CGFSC was revised to exclude dividend disbursing, shareholder servicing and transfer agent services. Pursuant to the revised Mutual Funds Service Agreement, the Sub-Administration Fee paid by the Portfolio to the Administrator and in turn paid to CGFSC is calculated as a base fee per Portfolio of $52,500 annually plus

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UAM FUNDS                                                C & B EQUITY PORTFOLIO
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$7,500 annually for each additional class of shares; plus 0.039% of the net assets of the Portfolio. Certain portfolios which commenced operations after October 1, 1997 have a base fee of $39,500 for a period of twelve months, which increases to $52,500 annually once the twelve months have expired.

  For the year ended October 31, 1998, UAM Funds Services, Inc. earned $211,919 from the Portfolio as Administrator of which $145,022 was paid to CGFSC for its services as Sub-Administrator.

  Also, effective October 23, 1998, dividend disbursing and transfer agent services were sub-contracted to DST Systems, Inc. and shareholder servicing has been sub-contracted to UAM Shareholder Service Center, Inc., an affiliate of UAM. The portfolios pay dividend disbursing, transfer agent and shareholder servicing fees to the Administrator who in turn pays them to DST Systems, Inc. and UAM Shareholder Services Center, Inc., as appropriate. For the year ended October 31, 1998, the Portfolio incurred $222 in shareholder servicing fees with UAM Shareholder Service Center, Inc. This fee is based on the number of classes of shares and shareholder accounts.

  D. CUSTODIAN: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

  E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. DIRECTORS' FEES: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  G. PURCHASES AND SALES: For the year ended October 31, 1998, the Portfolio made purchases of $62,208,112 and sales of $74,587,224 of investment securities. There were no purchases or sales of long-term U.S. Government securities.

  H. LINE OF CREDIT: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating portfolio based on its borrowings at

UAM FUNDS                                                C & B EQUITY PORTFOLIO
-------------------------------------------------------------------------------

a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 1998, the Portfolio had no borrowings under the agreement.

  I. OTHER: At October 31, 1998, 24.7% of total shares outstanding were held by 2 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

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UAM FUNDS                                                C & B EQUITY PORTFOLIO
-------------------------------------------------------------------------------

 REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of UAM Funds, Inc. and Shareholders of
C & B Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the C & B Equity Portfolio (the "Portfolio"), a Portfolio of the UAM Funds, Inc., at October 31, 1998, and results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 1998

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FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The C & B Equity Portfolio hereby designates $22,443,385 long term dividend at the 28% tax bracket and $9,567,845 at the 20% tax bracket for the purpose of the dividend paid deduction on its Federal income tax return. For the year ended October 31, 1998 the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 66.0%.

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

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Norton H. Reamer                        William H. Park
Director, President and Chairman        Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Director                                Secretary


Nancy J. Dunn                           Gary L. French
Director                                Treasurer


Philip D. English                       Robert R. Flaherty
Director                                Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Director                                Assistant Treasurer


Peter M. Whitman, Jr.                   Michelle Azrialy
Director                                Assistant Secretary
--------------------------------------------------------------------------------
UAM FUNDS
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)

INVESTMENT ADVISER
Cooke & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

DISTRIBUTOR
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                         This report has been prepared for
                                         shareholders and may be distributed
                                         to others only if preceded or
                                         accompanied by a current prospectus.